Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders Equity Note [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity under the Plan for the year ended December 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2019	—
Granted	1,782	$196.70
Exercised	—
Cancelled/Forfeited	(142)	$196.70
Outstanding at December 31, 2019	1,640	$196.70	9.1	$—
Exercisable at December 31, 2019	1,502	$196.70	9.1	$—

Summary of Recognized Share-based Compensation Cost

(in thousands)	Twelve months ended December 31, 2019	Twelve months ended December 31, 2018
Selling, general and administrative	$213,807	$120,850
Research and development	59,391	(61,867)
Total	$273,198	$58,983

Summary of Warrant Activity

The following is a summary of warrant activity for the years ended December 31, 2019 and 2018:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2018	20	$857,500 - $13,798,400,000	$4,868,205,366	4.88
Warrants issued	100,352		222
Warrants exercised	(6,536)		1,252
Warrants expired	(1)		13,798,400,000
Outstanding at December 31, 2018	93,835	$7 - $7,000	$151	5.75
Warrants issued	1,826,579		42
Warrants exercised	(11,285)		7
Warrants exchanged	(82,521)		170
Outstanding at December 31, 2019	1,826,608	$7 - $23	$23	4.99